Note 10 - Intangible Assets - MSRs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance, January 1	$ 101,788	$ 0
Recognized on business acquisitions		99,900
Additions, following the sale of loan	32,969	15,009
Amortization	(15,682)	(8,553)
Prepayments and write-offs	(12,652)	(4,568)
Balance, December 31	$ 106,423	$ 101,788